Label	Element	Value
Accumulated Deficit
Net Loss	us-gaap_NetIncomeLoss	$ (216,121)
Stock based compensation	us-gaap_ShareBasedCompensation
Additional Paid in Capital
Stock based compensation	us-gaap_ShareBasedCompensation	$ 12,067